Income Taxes and Duties - Additional Information (Detail) $ in Thousands				4 Months Ended	12 Months Ended
	Jan. 01, 2021	Apr. 21, 2020 MXN ($)	Jan. 01, 2020	Apr. 30, 2020 MXN ($)	Dec. 31, 2021 MXN ($) $ / l Agreement	Dec. 31, 2020 MXN ($) Agreement	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 USD ($) Agreement	Dec. 31, 2021 MXN ($) Agreement
Disclosure of Income Taxes and Duties [Line items]
Percentage DUC tax rate					54.00%	58.00%
Payments made for extraction duty					$ 81,982,589,000	$ 37,673,573,000
Payments made for exploration duty					$ 1,443,437,000	1,068,598,000
Percentage of general VAT tax rate					16.00%
Percentage VAT tax rate for certain activities with incentives					0.00%
Percentage income tax rate					30.00%
Percent Of General VAT Credit							50.00%
Deferred tax accumulated effect of actuarial gains and losses						108,529,199,000		$ 4,482,029	$ 92,255,839,000
Deferred tax effect of actuarial gains and losses					$ 13,582,084,000	1,100,733,000
Payments of income tax					4,701,122,000	4,288,716,000
Duties and income tax paid					265,883,549,000	172,369,522,000	$ 347,515,447,000
Deferred Tax Assets [member]
Disclosure of Income Taxes and Duties [Line items]
Tax income					$ 744,802,838,000	743,263,723,000
2020 Revenue Law [member] | Top of range [member]
Disclosure of Income Taxes and Duties [Line items]
Decrease in tax rate					58.00%
2020 Revenue Law [member] | Bottom of range [member]
Disclosure of Income Taxes and Duties [Line items]
Decrease in tax rate					54.00%
Presidential Decree [member]
Disclosure of Income Taxes and Duties [Line items]
Reduction of tax burden		$ 65,000,000			$ 73,280,000,000
Accumulated effect of actuarial gains and losses [member]
Disclosure of Income Taxes and Duties [Line items]
Deferred tax accumulated effect of actuarial gains and losses						$ 18,246,952,000			$ 4,664,868,000
Tax regime applicable to assignments [member]
Disclosure of Income Taxes and Duties [Line items]
Tax payable for non-producing areas | Agreement						3,449.63		1,442.57	1,442.57
Tax payable for exploration phase | Agreement								7,526.47	7,526.47
Tax payable for extraction phase | Agreement								1,881.60	1,881.60
Payments of income tax					$ 211,095,000	$ 204,293,000
Tax regime applicable to contracts [member]
Disclosure of Income Taxes and Duties [Line items]
Tax payable for non-producing areas | Agreement								1,442.58	1,442.58
Tax payable for non-producing areas over 60 months | Agreement								3,449.63	3,449.63
Tax payable for exploration phase | Agreement								1,881.60	1,881.60
Tax payable for extraction phase | Agreement								7,526.47	7,526.47
IEPS Tax on the Sale of Automotive Fuels [member] | Magna Gasoline [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax) | Agreement					5.11
IEPS Tax on the Sale of Automotive Fuels [member] | Premium Gasoline [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax) | Agreement					4.32
IEPS Tax on the Sale of Automotive Fuels [member] | Diesel [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax) | Agreement					5.62
IEPS Tax in Favor of States, Municipalities and Territories [member] | Diesel [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax) | Agreement					37.47
IEPS Tax in Favor of States, Municipalities and Territories [member] | Less Than 91 Octanes Gasoline [Member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax) | Agreement					45.14
IEPS Tax in Favor of States, Municipalities and Territories [member] | More Than 91 Octanes Gasoline [Member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax) | Agreement					55.09
IEPS Tax on Fossil Fuels [member] | Diesel [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax) | $ / l					16.45
IEPS Tax on Fossil Fuels [member] | Propane [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax) | $ / l					7.73
IEPS Tax on Fossil Fuels [member] | Butane [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax) | $ / l					10.00
IEPS Tax on Fossil Fuels [member] | Fuel Oil [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax) | $ / l					17.56
IEPS Tax on Fossil Fuels [member] | Petroleum Coke [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax) | $ / l					20.38
IEPS Tax on Fossil Fuels [member] | Jet Fuel And Other Kerosene [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax) | $ / l					16.19
IEPS Tax on Fossil Fuels [member] | Gasoline And Aviation Gasoline [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax) | $ / l					13.56
IEPS Tax on Fossil Fuels [member] | Coal Coke [Member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax) | $ / l					47.77
IEPS Tax on Fossil Fuels [member] | Mineral Carbon [Member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax) | $ / l					35.97
IEPS Tax on Fossil Fuels [member] | Carbon From Other Fossil Fuels [Member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax) | $ / l					52.00
Exploration [member]
Disclosure of Income Taxes and Duties [Line items]
Profit sharing duty					$ 374,433,879,000	218,912,687,000
Profit sharing duty monthly installment					300,374,423,000	153,292,899,000
Favorable balance of Profit sharing duty						149,715,000
Profit sharing duty fiscal credit				$ 65,000,000,000	73,280,000,000
Profit sharing duty balance amount					$ 779,456,000	$ 470,073,000
Exploration [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure of Income Taxes and Duties [Line items]
Applicable tax rate of profit-sharing duty	54.00%		58.00%
Percentage DUC tax rate	40.00%